RELATED PARTIES	12 Months Ended
Dec. 31, 2017
Disclosure Of Related Party [Abstract]
Disclosure of related party [text block]
17.	RELATED PARTIES

The Company’s related parties include the Operator of the GK Mine, Dermot Desmond, Bottin (a corporation controlled by Dermot Desmond), key management and their close family members, and the Company’s directors. Dermot Desmond, indirectly through Bottin, is a beneficial owner of greater than 10% of the Company’s shares. Kennady Diamonds Inc. (“Kennady Diamonds”) is also a related party since the Company and Kennady Diamonds have a common member of key management. International Investment and Underwriting (“IIU”) is also a related party since it is controlled by Mr. Dermot Desmond.

Related party transactions are recorded at their exchange amount, being the amount agreed to by the parties.

The Company had the following transactions and balances with its related parties including key management personnel including the Company’s directors, Dermot Desmond, Bottin, IIU, the Operator of the GK Mine, and Kennady Diamonds. The transactions with key management personnel are in the nature of remuneration. The transactions with the Operator of the GK Mine relate to the funding of the Company’s interest in the GK Mine for the current year’s expenditures, capital additions, management fee, and pre-production sales related to the 49% share of fancies and special diamonds. The transactions with Kennady Diamonds are for a monthly management fee charged by the Company for reimbursement of expenses paid on behalf of Kennady Diamonds. The transactions with IIU are for the director fees and travel expenses of the Chairman of the Company.

The balances as at December 31, 2017 and 2016 were as follows:

	December 31,	December 31,
	2017	2016
Payable to the Operator of the GK Mine*	$523	$926
Payable to De Beers Canada Inc. for interest on letters of credit	339	-
Receivable from De Beers Canada Inc. for sunk cost overpayment	21	-
Payable to International Investment and Underwriting	32	53
Payable to key management personnel	178	3

*included in accounts payable and accrued liabilities

The transactions for the years ended December 31, 2017 and 2016 were as follows:

	Year ended	Year ended
	December 31, 2017	December 31, 2016
The total of the transactions:
Kennady Diamonds	$90	$90
International Investment and Underwriting	82	53
Remuneration to key management personnel	3,878	2,077
Sunk cost repayment to De Beers Canada Inc.	49,063	-
Diamonds sold to De Beers Canada Inc.	8,791	3,622
Diamonds purchased from De Beers Canada Inc.	19,470	10
Finance costs incurred from De Beers Canada Inc.	339	205
Assets purchased from De Beers Canada Inc.	324	553
Management fee charged by the Operator of the GK Mine	4,153	5,211

The remuneration expense of directors and other members of key management personnel for the years ended December 31, 2017 and 2016 were as follows:

	Year ended	Year ended
	December 31, 2017	December 31, 2016
Consulting fees, payroll, director fees, bonus and other short-term benefits	$2,707	$1,608
Share-based payments	1,171	469
	$3,878	$2,077

In accordance with International Accounting Standard 24 Related Parties, key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of the Company directly or indirectly, including any directors (executive and non-executive) of the Company.